Income Taxes - Summary Of Company's Current And Deferred Income Tax Provision (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Current And Deferred Income Tax Provision [Line Items]
Income tax expense benefit discontinued operations	$ 5.0	$ 6.6	$ 34.2	$ 14.3	$ 17.3
STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Schedule Of Current And Deferred Income Tax Provision [Line Items]
Income tax expense benefit discontinued operations	$ (7.6)	$ 0.4	(128.9)	(18.3)	7.1
Discontinued Operations | STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Schedule Of Current And Deferred Income Tax Provision [Line Items]
Income tax expense benefit discontinued operations			$ 24.2	$ 100.3	$ 37.3